Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Jul 13, 2012
Document Effective Date	Jul 13, 2012
Prospectus Date	Feb 29, 2012

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 13, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

The following information supersedes certain information in the fund’s Summary Prospectus and Prospectus.

On May 31, 2012, it was announced that the Board of Trustees of Legg Mason Partners Equity Trust had approved a change in the fund’s name to “Legg Mason Esemplia Emerging Markets Long-Short Fund” and a new investment policy under which the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets. The effective date of those changes, as well as related changes to the fund’s investment policies and strategies, has been changed to October 1, 2012, or as soon as reasonably practicable after that date.

The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

From May 31, 2012 to September 30, 2012, the contingent deferred sales charge will be waived for existing shareholders who wish to redeem their shares or exchange out of the fund into an eligible Legg Mason fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	lmpet4_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 13, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

The following information supersedes certain information in the fund’s Summary Prospectus and Prospectus.

On May 31, 2012, it was announced that the Board of Trustees of Legg Mason Partners Equity Trust had approved a change in the fund’s name to “Legg Mason Esemplia Emerging Markets Long-Short Fund” and a new investment policy under which the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets. The effective date of those changes, as well as related changes to the fund’s investment policies and strategies, has been changed to October 1, 2012, or as soon as reasonably practicable after that date.

The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

From May 31, 2012 to September 30, 2012, the contingent deferred sales charge will be waived for existing shareholders who wish to redeem their shares or exchange out of the fund into an eligible Legg Mason fund.

Legg Mason Esemplia Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet4_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 13, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

The following information supersedes certain information in the fund’s Summary Prospectus and Prospectus.

On May 31, 2012, it was announced that the Board of Trustees of Legg Mason Partners Equity Trust had approved a change in the fund’s name to “Legg Mason Esemplia Emerging Markets Long-Short Fund” and a new investment policy under which the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets. The effective date of those changes, as well as related changes to the fund’s investment policies and strategies, has been changed to October 1, 2012, or as soon as reasonably practicable after that date.

The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

From May 31, 2012 to September 30, 2012, the contingent deferred sales charge will be waived for existing shareholders who wish to redeem their shares or exchange out of the fund into an eligible Legg Mason fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 13, 2012